Taxation - Schedule of Reconciliation of Tax (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Tax [Abstract]
Statutory income tax rate	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(23.26%)
Tax effect of preferential tax treatments	(1.40%)	(7.09%)
R&D credit	0.48%	7.73%
Change in valuation allowance	(0.78%)	(26.23%)
Permanent difference	(0.04%)	0.61%
Tax adjustment	0.00%
Effective income tax rate	0.00%	0.02%